Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Australia: 2.8%
58,869		Ampol Ltd.	$1,147,643	0.2
16,149		ASX Ltd.	778,442	0.2
444,437		Aurizon Holdings Ltd.	1,155,123	0.2
147,905		Australia & New Zealand Banking Group Ltd.	2,497,330	0.5
154,489		Brambles Ltd.	1,277,908	0.3
600,950		Medibank Pvt Ltd.	1,199,003	0.3
7,106		Rio Tinto Ltd.	530,495	0.1
132,688		Santos Ltd.	661,865	0.1
29,872		Sonic Healthcare Ltd.	659,845	0.1
63,906		Suncorp Group Ltd.	520,062	0.1
265,199		Telstra Group Ltd.	719,541	0.2
236,700		Transurban Group - Stapled Security	2,314,128	0.5
			13,461,385	2.8

		Belgium: 0.1%
6,405		UCB S.A.	516,992	0.1

		Canada: 3.7%
55,685		Bank of Nova Scotia	2,905,232	0.6
49,177		BCE, Inc.	2,341,953	0.5
57,095		Canadian Imperial Bank of Commerce - XTSE	2,750,017	0.5
15,445		Canadian Utilities Ltd.	422,422	0.1
7,995		iA Financial Corp., Inc.	451,058	0.1
15,997		IGM Financial, Inc.	464,159	0.1
9,363		National Bank Of Canada	667,727	0.1
41,549		Pembina Pipeline Corp.	1,516,910	0.3
23,119		Royal Bank of Canada	2,299,268	0.5
10,137		Sun Life Financial, Inc.	480,342	0.1
14,341		Suncor Energy, Inc.	471,548	0.1
19,770		TC Energy Corp.	875,956	0.2
109,886		TELUS Corp.	2,339,616	0.5
			17,986,208	3.7

		China: 0.2%
229,000		BOC Hong Kong Holdings Ltd.	730,967	0.2

		Denmark: 0.5%
1,010		AP Moller - Maersk A/S - Class B	2,189,637	0.5

		Finland: 0.5%
32,720		Kone Oyj	1,636,351	0.3
95,712		Nokia OYJ - Finland	471,566	0.1
10,020		Orion Oyj	529,029	0.1
			2,636,946	0.5

		France: 2.3%
13,872		Air Liquide SA	2,019,648	0.4
40,883		AXA S.A.	1,155,709	0.2
20,837		BNP Paribas	1,170,878	0.2
27,022		Bouygues SA	835,690	0.2
13,268		Cie de Saint-Gobain	611,811	0.1
24,255		Edenred	1,332,551	0.3
4,704		Ipsen SA	525,840	0.1
17,496	(1)	La Francaise des Jeux SAEM	701,526	0.2
245,098		Orange SA	2,490,490	0.5
6,617		SEB SA	522,522	0.1
			11,366,665	2.3

		Germany: 1.3%
60,933		Deutsche Post AG	2,434,177	0.5
27,119		GEA Group AG	1,108,934	0.2
13,885	(1)	Scout24 SE	762,124	0.2
17,365		Symrise AG	1,991,578	0.4
			6,296,813	1.3

		Hong Kong: 1.7%
66,000		CK Asset Holdings Ltd.	395,043	0.1
180,500		CK Hutchison Holdings Ltd.	1,049,287	0.2
471,000		HKT Trust & HKT Ltd. - Stapled Security	574,301	0.1
20,100		Jardine Matheson Holdings Ltd.	971,835	0.2
274,400		Link REIT	1,853,517	0.4
260,000		MTR Corp.	1,253,494	0.3
210,500		Power Assets Holdings Ltd.	1,085,892	0.2
473,000		SITC International Holdings Co. Ltd.	1,049,283	0.2
			8,232,652	1.7

		Ireland: 0.8%
15,431		CRH PLC	620,352	0.1
21,775		DCC PLC	1,159,576	0.3
24,757		Medtronic PLC	1,956,793	0.4
			3,736,721	0.8

		Italy: 1.0%
214,188		ENI S.p.A.	3,193,556	0.6
134,044	(1)	Poste Italiane SpA	1,319,218	0.3
100,731		Snam SpA	514,205	0.1
			5,026,979	1.0

		Japan: 6.7%
37,900		Dai Nippon Printing Co., Ltd.	784,971	0.1
683,300		ENEOS Holdings, Inc.	2,305,992	0.5
3,100		Hirose Electric Co., Ltd.	414,896	0.1
84,900		Japan Post Holdings Co. Ltd.	665,461	0.1
160,200		Japan Tobacco, Inc.	3,277,596	0.7
35,100		McDonald's Holdings Co. Japan Ltd.	1,300,033	0.3
86,200		Mitsubishi UFJ Financial Group, Inc.	470,096	0.1
158,000		Mizuho Financial Group, Inc.	1,971,974	0.4
31,600		Nintendo Co., Ltd.	1,354,916	0.3
16,300		Nippon Telegraph & Telephone Corp.	451,983	0.1
17,400		Nomura Real Estate Holdings, Inc.	421,470	0.1
25,200		Ono Pharmaceutical Co., Ltd.	645,830	0.1
37,800		Secom Co., Ltd.	2,336,988	0.5
33,900		Sekisui Chemical Co., Ltd.	479,458	0.1
126,600		Sekisui House Ltd.	2,370,418	0.5
28,100		Sompo Holdings, Inc.	1,239,462	0.2

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
155,000	Sumitomo Chemical Co., Ltd.	$565,104	0.1
96,100	Sumitomo Mitsui Financial Group, Inc.	3,261,706	0.7
61,300	Sumitomo Mitsui Trust Holdings, Inc.	1,965,933	0.4
103,100	Takeda Pharmaceutical Co., Ltd.	3,031,473	0.6
131,400	Tokio Marine Holdings, Inc.	2,710,621	0.5
46,300	Tokyo Gas Co., Ltd.	851,689	0.2
		32,878,070	6.7

	Netherlands: 1.0%
48,821	NN Group NV	2,086,445	0.4
27,334	Wolters Kluwer NV	3,012,505	0.6
		5,098,950	1.0

	New Zealand: 0.1%
173,739	Spark New Zealand Ltd.	566,410	0.1

	Spain: 0.6%
25,821	ACS Actividades de Construccion y Servicios SA	732,865	0.2
142,098	Repsol SA	2,194,050	0.4
		2,926,915	0.6

	Switzerland: 2.3%
28,626	Holcim AG	1,495,418	0.3
20,733	Novartis AG	1,844,295	0.4
4,685	Roche Holding AG-GENUSSCHEIN	1,530,233	0.3
4,353	Swisscom AG	2,347,408	0.5
8,833	Zurich Insurance Group AG	4,243,700	0.8
		11,461,054	2.3

	United Kingdom: 5.1%
95,416	3i Group PLC	1,567,735	0.3
16,960	Admiral Group Plc	414,639	0.1
256,513	Amcor PLC	3,167,935	0.7
535,299	Aviva PLC	2,890,233	0.6
240,853	BAE Systems PLC	2,385,353	0.5
85,332	British American Tobacco PLC	3,498,797	0.7
164,362	GSK PLC	2,794,834	0.6
43,770	Hikma Pharmaceuticals PLC	802,144	0.2
117,968	Imperial Brands PLC	3,034,275	0.6
419,156	NatWest Group PLC	1,333,052	0.3
212,802	The Sage Group PLC	2,064,075	0.4
63,154	United Utilities Group PLC	783,361	0.1
		24,736,433	5.1

	United States: 67.0%
30,449	3M Co.	3,835,661	0.8
48,064	AbbVie, Inc.	7,746,956	1.6
18,331	AECOM	1,558,135	0.3
15,266	Air Products & Chemicals, Inc.	4,734,903	1.0
12,948	Allegion Public Ltd.	1,471,540	0.3
21,457	Allstate Corp.	2,873,092	0.6
34,183	Amdocs Ltd.	3,037,501	0.6
27,278	American Electric Power Co., Inc.	2,640,510	0.5
21,430	Amgen, Inc.	6,137,552	1.3
11,640	AO Smith Corp.	707,014	0.1
1,830	Aon PLC	564,152	0.1
8,098	Aptargroup, Inc.	859,522	0.2
14,712	Assurant, Inc.	1,886,373	0.4
269,907	AT&T, Inc.	5,203,807	1.1
21,644	Avnet, Inc.	977,660	0.2
25,318	Axis Capital Holdings Ltd.	1,457,304	0.3
8,457	Bank of Hawaii Corp.	682,226	0.1
42,065	Bank OZK	1,941,300	0.4
6,520	Becton Dickinson & Co.	1,625,697	0.3
6,636	Booz Allen Hamilton Holding Corp.	706,070	0.1
73,980	Bristol-Myers Squibb Co.	5,939,114	1.2
47,152	Cardinal Health, Inc.	3,780,176	0.8
4,137	Cheniere Energy, Inc.	725,464	0.2
32,368	Chevron Corp.	5,933,378	1.2
12,680	Church & Dwight Co., Inc.	1,038,112	0.2
3,869	Cigna Corp.	1,272,475	0.3
128,365	Cisco Systems, Inc.	6,382,308	1.3
22,124	Citizens Financial Group, Inc.	937,615	0.2
16,107	Coca-Cola Co.	1,024,566	0.2
45,166	Colgate-Palmolive Co.	3,499,462	0.7
28,603	Commerce Bancshares, Inc.	2,142,937	0.4
23,244	CVS Health Corp.	2,368,099	0.5
20,414	Digital Realty Trust, Inc.	2,295,758	0.5
36,752	Dolby Laboratories, Inc.	2,751,622	0.6
49,908	DT Midstream, Inc.	3,010,950	0.6
23,106	DTE Energy Co.	2,680,527	0.6
38,842	Duke Energy Corp.	3,881,481	0.8
22,474	Edison International	1,498,117	0.3
20,226	Electronic Arts, Inc.	2,645,156	0.5
3,478	Elevance Health, Inc.	1,853,496	0.4
39,128	Emerson Electric Co.	3,747,289	0.8
7,547	Everest Re Group Ltd.	2,550,433	0.5
42,083	Evergy, Inc.	2,491,734	0.5
12,870	Eversource Energy	1,066,408	0.2
5,798	FedEx Corp.	1,056,512	0.2
24,883	First American Financial Corp.	1,359,856	0.3
20,231	First Industrial Realty Trust, Inc.	1,022,677	0.2
105,064	Flowers Foods, Inc.	3,157,173	0.6
150,539	FNB Corp.	2,122,600	0.4
12,315	Fortive Corp.	831,878	0.2
41,589	Gaming and Leisure Properties, Inc.	2,187,997	0.4
42,728	General Mills, Inc.	3,644,698	0.7
35,427	Genpact Ltd.	1,633,539	0.3
70,769	Gentex Corp.	2,045,224	0.4
18,140	Genuine Parts Co.	3,325,606	0.7
60,998	Gilead Sciences, Inc.	5,357,454	1.1
9,584	Hancock Whitney Corp.	525,587	0.1
13,016	Hanover Insurance Group, Inc.	1,917,257	0.4
41,176	Hartford Financial Services Group, Inc.	3,144,611	0.6

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
7,683	Hasbro, Inc.	$482,646	0.1
58,524	Highwoods Properties, Inc.	1,744,015	0.4
18,212	International Bancshares Corp.	959,408	0.2
19,497	International Business Machines Corp.	2,903,103	0.6
46,478	Iron Mountain, Inc.	2,525,150	0.5
58,947	Johnson & Johnson	10,492,566	2.1
36,970	Johnson Controls International plc	2,456,287	0.5
93,402	Juniper Networks, Inc.	3,104,682	0.6
38,518	Kellogg Co.	2,809,888	0.6
53,479	Keurig Dr Pepper, Inc.	2,068,033	0.4
13,613	Kilroy Realty Corp.	588,354	0.1
3,915	Kimberly-Clark Corp.	530,991	0.1
171,413	Kinder Morgan, Inc.	3,277,417	0.7
6,752	Lamar Advertising Co.	676,145	0.1
13,099	Life Storage, Inc.	1,408,012	0.3
13,470	LKQ Corp.	731,825	0.2
1,063	Lockheed Martin Corp.	515,757	0.1
27,833	Loews Corp.	1,618,489	0.3
23,001	Manpowergroup, Inc.	2,013,048	0.4
34,431	Marathon Petroleum Corp.	4,194,040	0.9
21,203	Marsh & McLennan Cos., Inc.	3,671,936	0.8
27,608	MAXIMUS, Inc.	1,940,842	0.4
8,269	McKesson Corp.	3,156,112	0.6
38,807	MDU Resources Group, Inc.	1,222,032	0.3
73,516	Merck & Co., Inc.	8,095,582	1.7
45,797	Metlife, Inc.	3,512,630	0.7
30,872	MGIC Investment Corp.	423,873	0.1
2,655	Mid-America Apartment Communities, Inc.	437,756	0.1
24,349	Mondelez International, Inc.	1,646,236	0.3
14,453	Morgan Stanley	1,345,141	0.3
11,530	MSC Industrial Direct Co.	989,620	0.2
31,967	National Fuel Gas Co.	2,117,174	0.4
60,358	National Retail Properties, Inc.	2,798,197	0.6
21,342	National Storage Affiliates Trust	849,625	0.2
26,139	NetApp, Inc.	1,767,258	0.4
75,894	NiSource, Inc.	2,120,478	0.4
115,070	Old Republic International Corp.	2,819,215	0.6
5,545	ONE Gas, Inc.	482,138	0.1
18,636	Packaging Corp. of America	2,532,446	0.5
69,602	Patterson Cos., Inc.	1,979,481	0.4
34,368	PepsiCo, Inc.	6,375,608	1.3
110,946	Pfizer, Inc.	5,561,723	1.1
52,461	Philip Morris International, Inc.	5,228,788	1.1
38,424	Phillips 66	4,166,699	0.9
18,782	Popular, Inc.	1,371,462	0.3
100,213	PPL Corp.	2,958,288	0.6
37,890	Premier, Inc.	1,263,632	0.3
56,728	Procter & Gamble Co.	8,461,548	1.7
36,255	Prosperity Bancshares, Inc.	2,739,790	0.6
33,575	Reynolds Consumer Products, Inc.	1,073,057	0.2
9,105	Ryder System, Inc.	851,226	0.2
14,302	Sempra Energy	2,376,849	0.5
36,823	Service Corp. International	2,631,003	0.5
14,682	Silgan Holdings, Inc.	776,678	0.2
10,560	Snap-On, Inc.	2,540,736	0.5
34,342	Sonoco Products Co.	2,107,569	0.4
31,363	Spirit Realty Capital, Inc.	1,299,055	0.3
18,344	Targa Resources Corp.	1,364,610	0.3
14,066	Texas Instruments, Inc.	2,538,350	0.5
19,121	Travelers Cos, Inc.	3,629,357	0.7
12,069	UGI Corp.	466,467	0.1
11,601	UMB Financial Corp.	992,118	0.2
11,666	United Parcel Service, Inc. - Class B	2,213,390	0.5
2,689	UnitedHealth Group, Inc.	1,472,927	0.3
33,687	Unum Group	1,420,918	0.3
74,473	US Bancorp	3,380,329	0.7
10,440	Valero Energy Corp.	1,394,993	0.3
13,086	Verisk Analytics, Inc.	2,404,029	0.5
125,918	Verizon Communications, Inc.	4,908,284	1.0
27,657	Washington Federal, Inc.	975,462	0.2
16,669	WEC Energy Group, Inc.	1,652,565	0.3
14,760	Wells Fargo & Co.	707,742	0.1
22,181	Wendy's Company	500,403	0.1
23,090	WestRock Co.	875,573	0.2
101,049	Williams Cos., Inc.	3,506,400	0.7
35,690	WP Carey, Inc.	2,812,372	0.6
		327,503,949	67.0

	Total Common Stock
	(Cost $440,696,018)	477,353,746	97.7

EXCHANGE-TRADED FUNDS: 1.5%
53,876	iShares MSCI EAFE Value Index ETF	2,504,695	0.5
31,807	iShares Russell 1000 Value ETF	5,056,995	1.0

	Total Exchange-Traded Funds
	(Cost $7,398,719)	7,561,690	1.5

	Total Long-Term Investments
	(Cost $448,094,737)	484,915,436	99.2

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
4,342,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.740%
	(Cost $4,342,000)	$4,342,000	0.9

	Total Short-Term Investments
	(Cost $4,342,000)	4,342,000	0.9

	Total Investments in Securities (Cost $452,436,737)	$489,257,436	100.1
	Liabilities in Excess of Other Assets	(401,902)	(0.1)
	Net Assets	$488,855,534	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of November 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	20.0%
Health Care	17.0
Industrials	11.7
Consumer Staples	10.3
Energy	8.2
Information Technology	6.4
Utilities	6.1
Communication Services	5.5
Real Estate	4.8
Materials	4.6
Consumer Discretionary	3.1
Exchange-Traded Funds	1.5
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$13,461,385	$–	$13,461,385
Belgium	–	516,992	–	516,992
Canada	17,986,208	–	–	17,986,208
China	–	730,967	–	730,967
Denmark	–	2,189,637	–	2,189,637
Finland	–	2,636,946	–	2,636,946
France	–	11,366,665	–	11,366,665
Germany	–	6,296,813	–	6,296,813
Hong Kong	971,835	7,260,817	–	8,232,652
Ireland	1,956,793	1,779,928	–	3,736,721
Italy	–	5,026,979	–	5,026,979
Japan	–	32,878,070	–	32,878,070
Netherlands	–	5,098,950	–	5,098,950
New Zealand	–	566,410	–	566,410
Spain	–	2,926,915	–	2,926,915
Switzerland	–	11,461,054	–	11,461,054
United Kingdom	3,167,935	21,568,498	–	24,736,433
United States	327,503,949	–	–	327,503,949
Total Common Stock	351,586,720	125,767,026	–	477,353,746
Exchange-Traded Funds	7,561,690	–	–	7,561,690
Short-Term Investments	4,342,000	–	–	4,342,000
Total Investments, at fair value	$363,490,410	$125,767,026	$–	$489,257,436
Other Financial Instruments+
Forward Foreign Currency Contracts	–	274,177	–	274,177
Total Assets	$363,490,410	$126,041,203	$–	$489,531,613
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,605,491)	$–	$(1,605,491)
Written Options	–	(14,010,809)	–	(14,010,809)
Total Liabilities	$–	$(15,616,300)	$–	$(15,616,300)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2022, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 1,200,000	USD 1,188,609	Morgan Stanley & Co. International PLC	12/20/22	$62,235
AUD 100,000	USD 66,576	State Street Bank and Trust Co.	12/20/22	1,357
USD 16,500,061	EUR 16,400,000	State Street Bank and Trust Co.	12/20/22	(594,808)
USD 4,822,837	CHF 4,600,000	State Street Bank and Trust Co.	12/20/22	(51,471)
USD 10,773,980	GBP 9,300,000	State Street Bank and Trust Co.	12/20/22	(443,331)
USD 1,449,174	EUR 1,400,000	The Bank of New York Mellon	12/20/22	(10,145)
CAD 200,000	USD 148,369	The Bank of New York Mellon	12/20/22	367
GBP 100,000	USD 112,910	The Bank of New York Mellon	12/20/22	7,706
JPY 24,600,000	USD 174,396	The Bank of New York Mellon	12/20/22	4,223
USD 618,007	CHF 600,000	The Bank of New York Mellon	12/20/22	(17,772)
USD 16,017,397	JPY 2,268,600,000	The Bank of New York Mellon	12/20/22	(454,712)
USD 6,828,034	AUD 10,100,000	The Bank of New York Mellon	12/20/22	(33,252)
USD 9,345,532	CAD 12,300,000	The Bank of New York Mellon	12/20/22	198,289
				$(1,331,314)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

At November 30, 2022, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Consumer Staples Select Sector SPDR Fund	Royal Bank of Canada	Call	12/16/22	USD	72.570	324,287	USD	25,031,714	$492,786	$(1,603,237)
Financial Select Sector SPDR Fund	Morgan Stanley & Co. International PLC	Call	12/30/22	USD	35.720	1,147,865	USD	41,678,978	1,010,925	(1,351,227)
FTSE 100 Index	UBS AG	Call	12/02/22	GBP	7,039.430	8,422	GBP	64,051,668	1,353,614	(5,431,103)
Health Care Select Sector SPDR Fund	UBS AG	Call	12/30/22	USD	135.920	181,318	USD	25,206,828	444,320	(839,082)
Industrial Select Sector SPDR Fund	Royal Bank of Canada	Call	12/16/22	USD	96.020	687,914	USD	69,974,612	1,818,088	(4,367,515)
Nikkei 225 Index	BNP Paribas	Call	12/02/22	JPY	27,159.490	70,820	JPY	1,980,763,872	313,475	(418,645)
									$5,433,208	$(14,010,809)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $447,364,539.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$58,050,320
Gross Unrealized Depreciation	(31,452,465)

Net Unrealized Appreciation	$26,597,855